Document and Entity Information	Feb. 06, 2020
Cover [Abstract]
Entity Registrant Name	Taylor Morrison Home Corp
Amendment Flag	true
Entity Central Index Key	0001562476
Document Type	8-K/A
Document Period End Date	Feb. 06, 2020
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35873
Entity Tax Identification Number	83-2026677
Entity Address, Address Line One	4900 N. Scottsdale Road
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	480
Local Phone Number	840-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	TMHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amended 8-K”) is being filed solely for the purpose of amending and restating Item 9.01 of the Current Report on Form 8-K filed by Taylor Morrison Home Corporation on February 6, 2020 (the “Original 8-K”) to correct the addresses of the hyperlinks to Exhibits 99.2, 99.3 and 99.4, which linked to incorrect documents in the Original 8-K. The correct hyperlinks for Exhibits 99.2, 99.3 and 99.4 are included herein under Item 9.01. Except as specifically stated herein, the Original 8-K remains unchanged. In accordance with Rule 12b-15 of the Securities Exchange Act of 1934, as amended, the complete text of Item 9.01 of the Original 8-K, as amended by this Amended 8-K, is set forth below.